Employee Benefits and Liabilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits and Liabilities [Abstract]
Expense in defined contribution plans	$ 258	$ 325